SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of consolidation

Basis of consolidation

The Company’s consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements include the financial statements of VIE, Mingda Tianjin and its subsidiaries and branch offices. All significant inter-company accounts and transactions have been eliminated on consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

VIE, Mingda Tianjin, has the following branch offices and or subsidiaries that have minimal transactions since incorporation, which have been included in the accompanying consolidated financial statements:

Name of the Subsidiaries Owned by VIEs	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Tianjin Mingdajiahe Real Estate Corporation Yangzhou Branch	10/18/2017	Yangzhou, China	100%
Tianjin Mingdajiahe Real Estate Corporation Suzhou Branch	10/13/2017	Suzhou, China	100%
Xi She (Tianjin) Business Management Co. Ltd.	10/20/2017	Tianjin, China	100%
Xi She (Tianjin) Wen Hua Chuan Mei Co Ltd.	7/25/2018	Tianjin, China	100%
Xishe Xianglin (Tianjin) Business Operation & Management Co. Ltd.	3/9/2018	Tianjin, China	51%

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, allowance for doubtful accounts, assumptions related to the consolidation of entities in which the Group holds variable interests, valuation allowance on deferred tax.

Reclassification of Financial Statement Accounts

Reclassification of Financial Statement Accounts

Certain balances in previously issued financial statements have been reclassified to be consistent with the current period presentation. Prepaid income tax in the amount of $166,990 at December 31, 2017 had been reclassified and included in the deferred tax assets in the accompanying consolidated financial statements. See Note 5, Income Tax and Deferred Tax Assets.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable, other receivables, prepaid expenses, prepaid income tax, deferred tax assets, accounts payable and accrued liabilities, income tax payable and other taxes payable approximate their fair value based on the short-term maturity of these instruments.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments with an original maturity of three months or less.

The Company maintains cash and cash equivalents with various commercial banks within the PRC. The Company has not experienced any losses in the bank accounts and believes it is not exposed to any risks on its cash held in PRC banks.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are carried at cost, less accumulated depreciation. Costs include any incremental costs that are directly attributable to the construction or acquisition of the item of property and equipment. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized if they extend the useful life of the asset. Depreciation is computed using the straight-line method over the estimated useful lives.

When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is recognized in the results of operations.

Classification	Estimated Usefule Life
Office Equipment and Fixtures	3 or 5 years
Computers	3 years
Software	10 years
Vehicles	5 years

Revenue Recognition

Revenue Recognition

The Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”), from January 1, 2018. The adoption had no material impact on the Group’s in previous years’ retained earnings and the Group’s accompanying consolidated financial statements for the year ended December 31, 2018.

The group determines revenue recognition through the following steps: (1), identification of the contract, or contracts, with a customer, (2), identification of the performance obligations in the contract, (3), determination of the transaction price, (4), allocation of the transaction price to the performance obligations in the contract; and (5), recognition of revenue when, or as, we satisfy a performance obligation.

The commission revenue on underwriting sales is the major income source of the Group. Commission revenue from property brokerage is recognized when: (1) we have completed our performance obligation to sale properties per contract, (2), the property developer and the buyer complete a property sales transaction and the developer received full or partial amount of proceeds from buyer or banker if mortgaged, (3), the property developer grants confirmation to us to be able to invoice them per sales agreement. The Company did not handle any monetary transactions nor act as an escrow intermediary between the developer and the buyer. The Group recognizes revenue net of VAT taxes.

Business Tax and Value Added Tax ("VAT")

Business Tax and Value Added Tax (“VAT”)

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with value-added tax. Since May 2016, the changes from business tax to VAT are expanded to all other service sectors which used to be subject to business tax. The value-added tax rates applicable to our subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6%. The Company will accrue VAT payable when the sales invoice is generated.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, accounting, consulting, printing and other registration related costs in connection with the initial public offering of the Company's ordinary shares ("IPO"). Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. In the event the offering is unsuccessful or aborted, the costs will be expensed. Deferred offering costs of $2,103,816 was charged to additional paid-in capital in connection with our IPO with our first closing completed on December 26, 2018.

Segment Information

Segment Information

The Group uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. All of the Group's operations are considered by the chief operating decision maker to be aggregated in one reportable operating segment. Currently, all of the Group’s customers are in the People’s Republic of China and all income is derived from commission-based service and minimal consulting and other services, which represented less than 1% of total revenue.

Marketing and Advertising Expenses

Marketing and Advertising Expenses

Marketing and advertising expenses consist primarily of marketing planning fees and advertisements expenses used for targeted property sales. The Group expenses all marketing and advertising costs as incurred and records these costs within “Selling expenses” on the consolidated statements of operations when incurred. The Group incurred marketing and advertising expenses of $2,889, $178,878 and $233,207 for the years ended December 31, 2018, 2017 and 2016, respectively.

Income Taxes

Income Taxes

The Company is governed by the income tax laws of the PRC.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group only recognizes tax liabilities related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax liabilities that the Group recognizes the largest amount of tax liabilities that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. There were no such tax liabilities be recognized in the accompanying consolidated financial statements. The Group records interest and penalties as a component of income tax expense. There were no such interest and penalties as of and for the years ended December 31, 2018, 2017 and 2016.

Non-Controlling Interest

Non-Controlling Interest

Non-controlling interest are classified as a separate line item in the equity section and disclosures in the Company’s consolidated financial statements have distinguished the interest of the Company from the interest of non-controlling interest holder, Xishe Xianglin (Tianjin) Business Operation & Management Co. Ltd..

Per Share Amounts

Per Share Amounts

The Company computes per share amounts in accordance with ASC Topic 260 “Earnings per Share” (EPS) which requires presentation of basic and diluted EPS. Basic EPS is computed by dividing the net income (loss) available to holders of Ordinary Shares by the weighted-average number of Ordinary Shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue Ordinary Shares were exercised or converted into Ordinary Shares or resulted in the issuance of Ordinary Shares that then shared in the earnings of the Company, if any. This is computed by dividing net earnings by the combination of dilutive ordinary share equivalents. There are no dilutive ordinary share equivalents as of December 31, 2018, 2017 and 2016. Accordingly, basic and diluted loss per share are the same.

	2018	2017	2016
Numerator for earnings per share:
Net (loss) income attributable to the Company's common shareholders	$(515,971)	$1,167,002	$996,550
Denominator for basic and diluted earnings per share:
Basic weighted average common shares *	10,400,408	10,380,000	10,380,000
Per share amount
Per share - basic and diluted	$(0.05)	$0.11	$0.10

* Prior to the formation of MDJM, VIE issued 10,380,000 ordinary shares to its shareholders. Each shareholder of VIE was expected to receive MDJM's share at one to one ratio. On January 26, 2018, MDJM issued 10,380,000 ordinary shares to entities controlled by the shareholders of Mingda Tianjin. All references to numbers of ordinary shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect such issuance of shares on a retrospective basis from the earliest period presented.

Comprehensive Income

Comprehensive Income

The Company follows ASC 220-10, “Reporting Comprehensive Income” ASC 220-10 requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to shareholders

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company is the Chinese Renminbi (“RMB”). The US Dollar (“US$”) is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of changes in stockholders’ equity and comprehensive income.

	December 31,
US$ Exchange Rate	2018	2017	2016

Year end RMB	6.8778	6.5075	6.9445
Annual average RMB	6.6187	6.7588	6.6444

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur. Transaction gains and losses are recognized in the consolidated statements of operations. There was no transaction gain and losses recorded in years ended December 31, 2018, 2017 and 2016.

Concentration Risk

Concentration Risk

The Company's operations are carried out in the PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC's economy. The Company's operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. All of the Company’s cash is maintained with state-owned banks within the People’s Republic of China. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” which outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers and supersedes and replaces nearly all existing GAAP revenue recognition guidance, including industry-specific guidance. The authoritative guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. The five steps are: (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognize revenue when or as each performance obligation is satisfied. The authoritative guidance applies to all contracts with customers except those that are within the scope of other topics in the FASB ASC. The authoritative guidance requires significantly expanded disclosures about revenue recognition and was initially effective for fiscal years and the interim periods within these fiscal years beginning on or after December 15, 2016. In August 2015, the FASB issued ASU 2015-14 “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date.” This standard defers for one year the effective date of ASU 2014-09. The Group adopted ASC 606 from January 1, 2018. The adoption had no material impact on the Group’s in previous years’ retained earnings and the Group’s accompanying consolidated financial statements for the year ended December 31, 2018.

In August 2016, the FASB issued ASU 2016-15, an update to ASC Topic 230, Statement of Cash Flows to provide guidance for areas where there is diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2017, with early adoption permitted. The adoption of this guidance had no material impact on our consolidated financial statements.

On May 10, 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”), which clarifies the scope of modification accounting for share-based compensation arrangements by providing guidance on the types of changes to the terms and conditions of share-based compensation awards to which an entity would be required to apply modification accounting under ASC 718. ASU 2017-09 is effective for annual periods beginning after December 15, 2017, with early adoption permitted. The adoption of this guidance had no material impact on our consolidated financial statements.

Recently Issued Accounting Pronouncements

We consider the applicability and impact of all Accounting Standards Updates (“ASUs”). The ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on our consolidated financial position and/or results of operations.

February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. This update requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity’s leasing arrangements. ASU 2016-02 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2018, with early application permitted. A modified retrospective approach is required. The adoption of this authoritative guidance will have no material impact on our consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220). This update provides companies with the option to reclassify stranded tax effects caused by the 2017 Tax Cuts and Jobs Act, or the 2017 Tax Act, from accumulated other comprehensive income to retained earnings. This standard is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. We are currently evaluating the impact that the adoption of this standard will have on our consolidated financial statements and anticipate adopting the standard for the fiscal year ending December 31, 2019.

 In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Group is currently in the process of evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements.